Supplement dated June 7, 2013
to the Prospectus and Statement of Additional Information (SAI), as supplemented, of the following fund:
Fund	Prospectus Dated	SAI Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2013	5/1/2013
Kris Herrick, a portfolio manager for the portion of the Fund managed by Denver Investment Advisors LLC (Denver Investments), has announced that he plans to retire from Denver Investments on October 31, 2013. He will be transitioning his research and portfolio management responsibilities by June 30, 2013. Troy Dayton, Mark Adelmann, Derek Anguilm and Lisa Ramirez will continue to serve as a portfolio manager for the portion of the Fund managed by Denver Investments.
For the Prospectus
Effective June 30, 2013, the following changes are hereby made to the summary section of the prospectus titled “Fund Management-Subadvisers-DenverInvestments:”
Information regarding Kris Herrick is hereby deleted.
Effective June 30, 2013, the following changes are hereby made to the section of the prospectus titled “More Information About Funds-Portfolio Management-Portfolio Managers:”
Information regarding Kris Herrick is hereby deleted.
The information regarding Troy Dayton has been revised as follows:
Troy Dayton, CFA, Partner, Director of Value Research. Mr. Dayton joined Denver Investments as a Research Analyst with the Value team in 2002. His investment career began in 1996. Prior to joining the firm, he was an Equity Research Analyst with Jurika and Voyles, as well as an Analyst at Dresdner RCM Global Investors. He also worked as a Trading Support Officer for Citibank’s Global Asset Management Department in London, England. Mr. Dayton earned his B.S. degree from Colorado State University. Mr. Dayton holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.
For the SAI
Effective June 30, 2013, the following changes are hereby made to the SAI:
Information regarding Kris Herrick is hereby deleted.
Shareholders should retain this Supplement for future reference.
S-6466-205 A (06/13)